Investments in associates and joint ventures (Tables)	12 Months Ended
Jun. 30, 2025
Significant judgments key assumptions and estimates
Schedule of investments in joint ventures
	06.30.2025	06.30.2024
Beginning of year	191,823	205,533
Share capital increase and contributions (Note 32)	35	-
Sale of interest in associates and joint ventures	(3,737)	(36,522)
Share of profit	26,890	45,943
Other comprehensive (loss) / income	(478)	917
Dividends (Note 32)	(27,357)	(24,048)
Transfers to/from financial assets (ii)	349	-
Decrease of interest (iii)	(148)	-
End of the year (i)	187,377	191,823

Schedule of comprehensive income
Name of the entity	% ownership interest			Value of Group's interest in equity		Group's interest in comprehensive income
06.30.2025	06.30.2024	06.30.2023	06.30.2025	06.30.2024	06.30.2025	06.30.2024	06.30.2023

New Lipstick	49.96%	49.96%	49.96%	1,472	1,506	(34)	(43)	(342)
BHSA (1)	29.12%	29.89%	29.91%	133,840	144,704	13,639	40,782	15,969
BACS	37.72%	37.72%	37.72%	11,044	10,594	450	3,307	(608)
Nuevo Puerto Santa Fe S.A.	50.00%	50.00%	50.00%	8,503	6,205	2,686	407	590
Quality (2)	-	-	50.00%	-	-	-	-	(7,169)
GCDI	-	27.39%	27.82%	-	1,793	519	(7,918)	841
La Rural S.A.	50.00%	50.00%	50.00%	21,019	14,804	11,175	10,543	3,652
Agrouranga S.A.	34.86%	34.86%	34.86%	7,337	7,418	533	2,015	(1,087)
Other associates and joint ventures	N/A	N/A	N/A	4,162	4,799	(2,556)	(2,233)	(3,403)
Total associates and joint ventures				187,377	191,823	26,412	46,860	8,443

Schedule of significant joint ventures
Name of the entity	Location of business / Country of incorporation	Main activity	Common shares 1 vote	Last financial statement issued
					Share capital (nominal value)		(Loss)/ profit for the period		Shareholders' equity
New Lipstick	U.S.	Real estate	23,631,037	(*)	47	(*)	(3)	(*)	(50)
BHSA (1)	Argentina	Financing	436,780,922	(**)	1,500	(**)	46,554	(**)	447,483
BACS	Argentina	Financing	33,125,751	(**)	88	(**)	1,193	(**)	29,276
Nuevo Puerto Santa Fe S.A.	Argentina	Real estate	138,750		28		5,373		16,429
La Rural S.A.	Argentina	Organization of events	714,998	(**)	1	(**)	22,676	(**)	41,882
Agrouranga S.A.	Argentina	Agriculture	2,532,206		7		1,529		3,811

Summarized financial information of the associates and joint ventures
	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Net assets	% of ownership interest held	Interest in associates / joint ventures	Goodwill and others	Book value
	As of June 30, 2025
Associates
BHSA	1,766,165	1,698,791	2,989,440	10,594	464,922	29.12%	135,385	(1,545)	133,840

Joint ventures
Nuevo Puerto Santa Fe S.A.	4,562	20,101	1,350	6,883	16,430	50.00%	8,215	288	8,503
	As of June 30, 2024
Associates
BHSA	2,277,728	860,495	2,588,620	59,334	490,269	29.89%	146,541	(1,837)	144,704
GCDI	39,052	124,995	92,175	65,197	6,675	27.39%	1,828	(35)	1,793

Joint ventures
Nuevo Puerto Santa Fe S.A.	2,994	14,966	1,009	5,121	11,830	50.00%	5,915	290	6,205
	Revenues	Net income/(loss)	Total comprehensive income/(loss)	Dividends distributed to non-controlling shareholders	Cash of operating activities	Cash of investment activities	Cash of financial activities	Net increase/(decrease) in cash and cash equivalents
	As of June 30, 2025
Associates
BHSA	985,517	46,554	46,554	(71,360)	144,466	(2,662)	64,445	206,249

Joint ventures
Nuevo Puerto Santa Fe S.A.	6,295	5,373	5,373	(774)	3,027	(1,693)	(799)	535
	As of June 30, 2024
Associates
BHSA	2,446,515	136,357	136,357	402,351	342,658	(3,352)	(65,939)	273,367
GCDI	51,855	(16,870)	(11,010)	-	(1,195)	1,351	(954)	(798)

Joint ventures
Nuevo Puerto Santa Fe S.A.	5,694	815	815	(1,232)	1,203	191	(1,634)	(240)